Information on Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Information on Subsidiaries [Abstract]
Subsidiaries with significant non-controlling interests [text block table]
Subsidiaries with material non-controlling interests
	Dec 31, 2022	Dec 31, 2021
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2022	Dec 31, 2021
Net income attributable to non-controlling interests	119	161
Accumulated non-controlling interests of the subsidiary	1,622	1,545
Dividends paid to non-controlling interests	82	74
Summarized financial information:
Total assets	11,396	11,611
Total liabilities	3,566	4,166
Total net revenues	2,712	2,720
Net income (loss)	599	782
Total comprehensive income (loss), net of tax	783	1,064

Carrying Amounts of Assets and Liabilities to which Restrictions Apply [text block table]	Restricted assets Dec 31, 2022 Dec 31, 2021 in € m. Totalassets Restrictedassets Totalassets Restrictedassets Interest-earning deposits with banks 164,136 108 180,942 196 Financial assets at fair value through profit or loss 482,545 40,346 491,233 55,325 Financial assets at fair value through other comprehensive income 31,675 2,771 28,979 6,648 Loans at amortized cost 491,175 73,500 472,069 79,764 Other 174,686 3,592 151,482 3,233 Total 1,344,217 120,317 1,324,705 145,166